Direxion Large Cap Insider Sentiment Shares
DIREXION LARGE CAP INSIDER SENTIMENT SHARES
Investment Objective
The Direxion Large Cap Insider Sentiment Shares (the "Fund") seeks investment results, before fees and expenses, that track the Sabrient Large-Cap Insider/Analyst Quant-Weighted Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund ("Shares"). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses		Direxion Large Cap Insider Sentiment Shares
Operating Expenses Caption [Text]	[1]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.24%
Total Annual Fund Operating Expenses		0.69%
Expense Waiver/Reimbursement		0.04%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.65%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through December 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Direxion Large Cap Insider Sentiment Shares	66	218

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is composed of 100 stocks selected from the S&P 500® by Sabrient Systems LLC (the “Index Provider”) using a quantitative methodology. Starting with an eligible universe of all 500 large capitalization domestic equity stocks in the S&P 500®, the Index Provider first eliminates stocks of companies with very aggressive accounting, as identified by the Index Provider’s proprietary forensics accounting methodology. From the remaining stocks, the Index Provider further eliminates all but 200 stocks using a screening methodology that is based on an analysis of public company filings relating to frequency of trades, purchases of stock and increases in holdings by a company’s insiders, as well as positive earnings analysis. Through that same methodology, the remaining 200 stocks are ranked and the top 100 stocks are selected to make up the Index. The Index is “quant-weighted,” meaning the top 50 stocks are weighted exponentially, with the top stock representing 2.6% of the Index, while the bottom 50 stocks are equal-weighted, with each representing 0.35% of the Index. The bottom 50 stocks thereby account for 17.61% of the total Index. The Index rebalances quarterly.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund may have high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make large and/or frequent distributions. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Direxion All Cap Insider Sentiment Shares
DIREXION ALL CAP INSIDER SENTIMENT SHARES
Investment Objective
The Direxion All Cap Insider Sentiment Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses		Direxion All Cap Insider Sentiment Shares
Operating Expenses Caption [Text]	[1]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.24%
Total Annual Fund Operating Expenses		0.69%
Expense Waiver/Reimbursement		0.04%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.65%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through December 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Direxion All Cap Insider Sentiment Shares	66	218

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is composed of 100 stocks selected from the S&P 1500 by Sabrient Systems LLC (the “Index Provider”) using a quantitative methodology. The S&P 1500 is a composite index of the S&P 500, S&P 400 and S&P 600, which are composed of stocks representing the large capitalization, mid capitalization and small capitalization segments of the U.S. equity market, respectively. Starting with an eligible universe of all 1500 stocks in the S&P 1500, the Index Provider first eliminates stocks of companies with very aggressive accounting, as identified by the Index Provider’s proprietary forensics accounting methodology. From the remaining stocks, the Index Provider further eliminates all but 200 stocks using a screening methodology that is based an analysis of public company filings relating to frequency of trades, purchases of stock and increases in holdings by a company’s insiders, as well as positive earnings analysis. Through that same methodology, the remaining 200 stocks are ranked and the top 100 stocks are selected to make up the Index. The Index is “quant-weighted,” meaning the top 50 stocks are weighted exponentially, with the top stock representing 2.6% of the Index, while the bottom 50 stocks are equal-weighted, with each representing 0.35% of the Index. The bottom 50 stocks thereby account for 17.61% of the total Index. The Index rebalances quarterly.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund may have high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make large and/or frequent distributions. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Direxion Primary Tactical Advantage Shares
DIREXION PRIMARY TACTICAL ADVANTAGE SHARES
Investment Objective
The Direxion Primary Tactical Advantage Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Dow Jones Golden Cross Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses		Direxion Primary Tactical Advantage Shares
Operating Expenses Caption [Text]	[1]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.24%
Total Annual Fund Operating Expenses		0.69%
Expense Waiver/Reimbursement		0.04%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.65%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through December 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Direxion Primary Tactical Advantage Shares	66	218

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is composed of the stocks making up the Dow Jones US Large Cap Index, which includes approximately 750 domestic companies with the largest capitalization in the Dow Jones Index (the “Stock Component”), and an investment in cash equivalents, including U.S. Treasury Bills (the “Cash Component”). The Index is designed to dramatically adjust its weighting between the Stock Component and the Cash Component based on two signals referred to as a “Golden Cross” and a “Dead Cross.” The Golden Cross occurs when the 50 day moving average of the Dow Jones US Large Cap Index crosses above the 200 day moving average. A Dead Cross occurs when the 50 day moving average crosses below the 200 day moving average. When a Golden Cross occurs, the Index weights the Stock Component at 100% and includes 0% in the Cash Component. When a Dead Cross occurs, the Index weights the Stock Component at 25% and weights the Cash Component at 75%. The Index is either 100% weighted or 25% weighted in the Stock Component depending on the signals, meaning at all times the Dow Jones US Large Cap Index is classified as either at a Golden Cross or a Dead Cross. The Index evaluates the signals on a daily basis and therefore may have dramatic shifts in its weighting from day to day.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund may have high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make large and/or frequent distributions. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Direxion S&P RC 1500® Volatility Response Shares
DIREXION S&P RC 1500® VOLATILITY RESPONSE SHARES
Investment Objective
The Direxion S&P RC 1500® Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the S&P 1500® Risk Control Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses		Direxion S&P RC 1500® Volatility Response Shares
Operating Expenses Caption [Text]	[1]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.24%
Total Annual Fund Operating Expenses		0.69%
Expense Waiver/Reimbursement		0.04%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.65%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through December 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Direxion S&P RC 1500® Volatility Response Shares	66	218

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P 1500® Index. The S&P 1500® Index is a composite index of the S&P 500® Index, S&P 400® Index and S&P 600® Index, which are composed of stocks representing the large capitalization, mid capitalization and small capitalization segments of the U.S. equity market, respectively. The Index is composed of equity securities of the S&P 1500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized historical volatility of the S&P 1500® Index. As these volatility targets are met, the Index may be rebalanced as frequently as daily. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on historic volatility of the S&P 1500® Index, the percentage exposure to the Stock Component is expected to range between 28% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 72%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leveraged Index Risk

Because the S&P 1500® Risk Control Index may include leveraged positions, the Fund may be subject to Leveraged Index Risk. In seeking to track the Index, the Fund may use Financial Instruments when seeking to gain exposure to certain securities in excess of 100%, making the Fund more sensitive to movement in the value of those investments. In particular, increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. This leveraged exposure also may expose the Fund to greater risk, including Derivative Risk, and increase its expenses.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Small and Mid Capitalization Company Risk

Investing in the securities of small and/or mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund may have high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make large and/or frequent distributions. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Direxion S&P RC 600® Volatility Response Shares
DIREXION S&P RC 600® VOLATILITY RESPONSE SHARES
Investment Objective
The Direxion S&P RC 600® Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the S&P 600® Risk Control Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses		Direxion S&P RC 600® Volatility Response Shares
Operating Expenses Caption [Text]	[1]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.24%
Total Annual Fund Operating Expenses		0.69%
Expense Waiver/Reimbursement		0.04%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.65%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through December 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Direxion S&P RC 600® Volatility Response Shares	66	218

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P 600® Index. The S&P 600® Index measures the small capitalization segment of the domestic equity market, composed of 600 stocks of companies with capitalizations usually ranging between $300 million and $1.4 billion. The Index is composed of equity securities of the S&P 600® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized historical volatility of the S&P 600® Index. As these volatility targets are met, the Index may be rebalanced as frequently as daily. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on historic volatility of the S&P 600® Index, the percentage exposure to the Stock Component is expected to range between 28% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 72%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leveraged Index Risk

Because the S&P 600® Risk Control Index may include leveraged positions, the Fund may be subject to Leveraged Index Risk. In seeking to track the Index, the Fund may use Financial Instruments when seeking to gain exposure to certain securities in excess of 100%, making the Fund more sensitive to movement in the value of those investments. In particular, increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. This leveraged exposure also may expose the Fund to greater risk, including Derivative Risk, and increase its expenses.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Small Capitalization Company Risk

Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tax and Distribution Risk

The Fund may have high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make large and/or frequent distributions. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Direxion S&P RC 500® Volatility Response Shares
DIREXION S&P RC 500® VOLATILITY RESPONSE SHARES
Investment Objective
The Direxion S&P RC 500® Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the S&P 500® Risk Control Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses		Direxion S&P RC 500® Volatility Response Shares
Operating Expenses Caption [Text]	[1]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.24%
Total Annual Fund Operating Expenses		0.69%
Expense Waiver/Reimbursement		0.04%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.65%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through December 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Direxion S&P RC 500® Volatility Response Shares	66	218

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P 500® Index. The S&P 500® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index is composed of equity securities of the S&P 500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized historical volatility of the S&P 500® Index. As these volatility targets are met, the Index may be rebalanced as frequently as daily. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on historic volatility of the S&P 500® Index, the percentage exposure to the Stock Component is expected to range between 28% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 72%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leveraged Index Risk

Because the S&P 500® Risk Control Index may include leveraged positions, the Fund may be subject to Leveraged Index Risk. In seeking to track the Index, the Fund may use Financial Instruments when seeking to gain exposure to certain securities in excess of 100%, making the Fund more sensitive to movement in the value of those investments. In particular, increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. This leveraged exposure also may expose the Fund to greater risk, including Derivative Risk, and increase its expenses.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund may have high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make large and/or frequent distributions. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Direxion S&P Latin America 40 RC Volatility Response Shares
DIREXION S&P LATIN AMERICA 40 RC VOLATILITY RESPONSE SHARES
Investment Objective
The Direxion S&P Latin America 40 RC Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the S&P Latin America Risk Control (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses		Direxion S&P Latin America 40 RC Volatility Response Shares
Operating Expenses Caption [Text]	[1]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.24%
Total Annual Fund Operating Expenses		0.69%
Expense Waiver/Reimbursement		0.04%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.65%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through December 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Direxion S&P Latin America 40 RC Volatility Response Shares	66	218

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P Latin America 40 Index. The S&P Latin America 40 Index is an index of 40 stocks drawn from four major Latin American markets: Brazil, Chile, Mexico and Peru. The constituents are leading, large, liquid, blue chip companies from the Latin American markets, capturing 70% of the total market capitalization of each of their respective Latin American markets. The Index is composed of equity securities of the S&P Latin America 40 Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized historical volatility of the S&P Latin America 40 Index. As these volatility targets are met, the Index may be rebalanced as frequently as daily. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. Based on historic volatility of the S&P Latin America 40 Index, the percentage exposure to the Stock Component is expected to range between 28% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the Stock Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 72%, though to the extent exposure to the Stock Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies typically result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Depositary Receipt Risk

In seeking exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leveraged Index Risk

Because the S&P Latin America Risk Control Index may include leveraged positions, the Fund may be subject to Leveraged Index Risk. In seeking to track the Index, the Fund may use Financial Instruments when seeking to gain exposure to certain securities in excess of 100%, making the Fund more sensitive to movement in the value of those investments. In particular, increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. This leveraged exposure also may expose the Fund to greater risk, including Derivative Risk, and increase its expenses.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund may have high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make large and/or frequent distributions. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Direxion NASDAQ-100® Equal Weighted Index Shares
DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX SHARES
Investment Objective
The Direxion NASDAQ-100® Equal Weighted Index Shares (the “Fund”) seeks investment results, before fees and expenses, that track the NASDAQ-100® Equal Weighted Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses		Direxion NASDAQ-100® Equal Weighted Index Shares
Operating Expenses Caption [Text]	[1]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.30%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.10%
Total Annual Fund Operating Expenses		0.40%
Expense Waiver/Reimbursement		none
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.40%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through December 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.40% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Direxion NASDAQ-100® Equal Weighted Index Shares	41	170

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”) and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is the equal weighted version of the NASDAQ-100 Index® which includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ® Stock Market (the “NASDAQ®”) based on market capitalization. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the Index. Specifically, the value of the Index equals the aggregate value of the Index share weights, also known as the Index Shares, of each of the securities included in the Index multiplied by each such security’s “last sale price.” The last sale price is generally the most recent sale price for the security on the NASDAQ® and may be the NASDAQ Official Closing Price (“NOCP”). The calculation is then divided by the divisor of the Index. The divisor serves the purpose of scaling such aggregate value to a lower order of magnitude which is more desirable for reporting purposes. If trading in a security within the Index is halted on its primary listing market, the most recent last sale price for that security is used for all index computations until trading on such market resumes. Likewise, the most recent last sale price is used if trading in a security is halted on its primary listing market before the market is open. The Index began on June 20, 2005 at a base value of 1000.00. The Index is rebalanced quarterly and reconstituted annually. NASDAQ®, OMX®, NASDAQ OMX®, and NASDAQ-100 Equal WeightedSM Index are registered trademarks and certain trade names and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Rafferty Asset Management, LLC. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies may result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

In seeking exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund may have high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make large and/or frequent distributions. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Direxion NASDAQ Volatility Response Shares
DIREXION NASDAQ VOLATILITY RESPONSE SHARES
Investment Objective
The Direxion NASDAQ Volatility Response Shares (the “Fund”) seeks investment results, before fees and expenses, that track the DWS NASDAQ Volatility Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses		Direxion NASDAQ Volatility Response Shares
Operating Expenses Caption [Text]	[1]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.29%
Total Annual Fund Operating Expenses		0.74%
Expense Waiver/Reimbursement		0.09%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.65%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through December 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Direxion NASDAQ Volatility Response Shares	66	228

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”) and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the NASDAQ-100 Index®, which includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ® Stock Market based on market capitalization. The Index is composed of equity securities of the NASDAQ-100 Index® (the “NASDAQ-100 Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the NASDAQ-100 Component and the Cash Component based upon realized historical volatility of the NASDAQ-100 Index®. As these volatility targets are met, the Index may be rebalanced as frequently as daily. As volatility increases, exposure to the NASDAQ-100 Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the NASDAQ-100 Component will increase and exposure to the Cash Component will decrease. Based on historic volatility of the NASDAQ-100®, the percentage exposure to the NASDAQ-100 Component is expected to range between 17% and 150%, and at no point would exceed 150%. In this regard, the Fund generally will invest in financial instruments when the NASDAQ-100 Component exceeds 100%. Exposure to the Cash Component is expected to range between 0% and 83%, though to the extent exposure to the NASDAQ-100 Component exceeds 100%, the Index will account for expected financing charges associated with gaining such exposure. The Index began on July 23, 2010 with an Index Value of 1000.00. The Index is calculated on a total return basis which reinvests cash dividends. The Fund is not sponsored, endorsed, sold, or promoted by the NASDAQ Global Market® and the NASDAQ Global Market® makes no representations regarding the advisability of investing in the Fund.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies may result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Depositary Receipt Risk

In seeking exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leveraged Index Risk

Because the DWS NASDAQ Volatility Index may include leveraged positions, the Fund may be subject to Leveraged Index Risk. In seeking to track the Index, the Fund may use Financial Instruments when seeking to gain exposure to certain securities in excess of 100%, making the Fund more sensitive to movement in the value of those investments. In particular, increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. This leveraged exposure also may expose the Fund to greater risk, including Derivative Risk, and increase its expenses. leverage. This leveraged exposure also may expose the Fund to greater risk and increase its expenses.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund may have high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make large and/or frequent distributions. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Direxion Wireless Communications Shares
DIREXION WIRELESS COMMUNICATIONS SHARES
Investment Objective
The Direxion Wireless Communications Shares (the “Fund”) seeks investment results, before fees and expenses, that track the Dow Jones Global Mobile Communications Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses		Direxion Wireless Communications Shares
Operating Expenses Caption [Text]	[1]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.29%
Total Annual Fund Operating Expenses		0.64%
Expense Waiver/Reimbursement		0.09%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.55%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through December 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.55% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Direxion Wireless Communications Shares	56	196

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index and/or investments that have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. At this time, investments that have economic characteristics that are substantially identical to the economic characteristics of Index securities are limited to depositary receipts.

The Fund may invest up to 20% of its assets in financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”) and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the mobile communications subsector of the global market. The Index has 30 constituents and is comprised of large capitalization companies located domestically or internationally, including within emerging markets. Component companies are either primarily engaged in some or all aspects of the design, distribution, manufacture and sales of mobile communications hardware, such as smartphones, or else are primarily engaged in some or all aspects of the design, distribution and sales of communication services, such as mobile phone networks. The Index is expected to begin operations in 2011 and expects to include companies with a median capitalization of approximately $35 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies may result in high portfolio turnover. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

In seeking exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Mobile Communications Industry Risk

The Fund is subject to the risk that companies that are in the mobile communications industry may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities and securities that provide exposure to securities of all companies in the mobile communications sector of the market to decrease. Specific risks faced by companies in the mobile communications industry include, but are not limited to: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund may have high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make large and/or frequent distributions. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Direxion Auto Shares
DIREXION AUTO SHARES
Investment Objective
The Direxion Auto Shares (“Fund”) seeks investment results, before fees and expenses, of the price performance of the Dow Jones Automobiles & Parts Titans 30 Index (“Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses		Direxion Auto Shares
Operating Expenses Caption [Text]	[1]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.28%
Total Annual Fund Operating Expenses		0.63%
Expense Waiver/Reimbursement		0.08%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.55%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through December 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.55% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Direxion Auto Shares	56	194

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is constructed as a direct adaptation of the Dow Jones Global Index. It includes 30 domestic and international stocks selected based on rankings by float-adjusted market capitalization, revenue and net profit. The Index covers the Automobile & Parts Super sector of the Industry Classification Benchmark (“ICB”). The Index was first calculated on February 12, 2001. As of December 31, 2010, the average market capitalization was $25.9 billion with a median market capitalization of $16.2 billion.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective. The Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index. These re-positioning strategies may result in high portfolio turnover. Consistent with the Index, the Fund will concentrate its investment in the automotive industry generally to the same extent as the Index is so concentrated. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Automotive Industry Risk

The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries. However, the Fund only may concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent that its underlying index concentrates in the stocks of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk

Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Depositary Receipt Risk

To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent and ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Risk

Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, interest rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund may have high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make large and/or frequent distributions. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its target investment returns due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve its target for any period of time may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time). In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Fund.

As a result, the daily performance of the Fund can vary from the performance of the Index.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available.